Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 2,648,715	$ 195,444
Amortization expense	2,321,934	$ 920,833
Book value amount	$ 3,915,210